Cash and Bank Balances	12 Months Ended
Dec. 31, 2022
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES

18 CASH AND BANK BALANCES

Cash and cash equivalents reflected in the consolidated statement of cash flows comprise the following statement of financial position amounts:

	2022	2021
	USD	USD

Cash on hand	22,648	193
Bank balances	3,094,439	649,779
	3,117,087	649,972
Less: bank overdrafts	(3,756)	(17,432)
Cash and cash equivalents	3,113,331	632,540

Bank overdrafts carry an interest rate between 7% – 10%.